Basic and diluted net income/ (loss) per share	12 Months Ended
Dec. 31, 2018
Basic and diluted net income/ (loss) per share [Abstract]
Basic and diluted net income/ (loss) per share
20.	Basic and diluted net income/ (loss) per share

Basic and diluted net income/ (loss) per share for the years ended December 31, 2016, 2017 and 2018 are calculated as follows:

(Amounts expressed in thousands of United States dollars (“USD”), except for number of shares and per share data)	Years ended December 31,
	2016	2017	2018
Numerator:
Net loss from continuing operations	(30,806)	(44,216)	(40,793)
Net income from discontinued operations	6,623	6,407	1,303
Net loss	(24,183)	(37,809)	(39,490)
Less: Net (loss) /income attributable to the non-controlling interest	(72)	13	(212)
Net loss attributable to Xunlei Limited’s common shareholders	(24,111)	(37,822)	(39,278)
Numerator of basic net loss per share from continuing operations	(30,734)	(44,229)	(40,581)
Numerator of basic net income per share from discontinued operations	6,623	6,407	1,303
Numerator for diluted loss per share from continuing operations	(30,734)	(44,229)	(40,581)
Numerator for diluted income per share from discontinued operations	6,623	6,407	1,303
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	334,155,668	331,731,963	334,965,987
Denominator for diluted net loss per share	334,155,668	331,731,963	334,965,987
Basic net loss per share from continuing operations	(0.09)	(0.13)	(0.12)
Basic net income per share from discontinued operations	0.02	0.02	0.00
Diluted net loss per share from continuing operations	(0.09)	(0.13)	(0.12)
Diluted net income per share from discontinued operations	0.02	0.02	0.00

The following common shares equivalents were excluded from the computation of diluted net income per common share for the periods presented because including them would have had an anti-dilutive effect:

	Years ended December 31,
	2016	2017	2018
Share options and restricted shares —weighted average	2,902,950	5,621,418	3,529,058